Submission	May 16, 2025
Submission [Line Items]
Central Index Key	0000832428
Registrant Name	THE E.W. SCRIPPS COMPANY
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES